Property, Plant and Equipment, Net	6 Months Ended
Mar. 31, 2026
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant, and equipment as of March 31, 2026 and September 30, 2025 consisted of the following:

	March 31, 2026	September 30, 2025
Buildings	$10,976,264	$4,702,714
Machinery and equipment	14,526,235	9,439,854
Transportation vehicles	1,135,923	1,100,660
Office equipment	639,770	636,766
Construction in progress (“CIP”)	7,875,091	9,096,839
Total property, plant, and equipment, at cost	35,153,283	24,976,833
Less: accumulated depreciation	(10,325,276)	(9,658,083)
Property, plant, and equipment, net	$24,828,007	$15,318,750

Depreciation expense was $368,516 and $314,344 for the six months ended March 31, 2026 and 2025, respectively. During the six months ended March 31, 2026, the Company sold fixed assets with a net carrying value of $856, and recorded gain on sale of fixed assets of $28. During the six months ended March 31, 2025, the Company sold fixed assets with a net carrying value of $13,191, and recorded gain on sale of fixed assets of $1,448.

As of March 31, 2026 and September 30, 2025, the Company pledged buildings to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 11.